GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
GOVERNMENT GRANTS

NOTE 22 - GOVERNMENT GRANTS

The Government of Israel encourages research and development projects oriented towards products for export or projects which will otherwise benefit the Israeli economy. This is conducted via the Israel Innovation Authority (IIA), which replaced the former Office of the Chief Scientist (OCS). The Group has an approved project with the IIA under which it received a total of $162 in prior years. The Group is subject to paying 3% of its relevant revenues until repayment of the entire grant. As of December 31, 2025, and 2024, the Group has not paid any royalties to IIA. The difference between the consideration received and the liability recognized at inception (present value) was treated as a government grant according to IAS 20 and recognized as a reimbursement of research expenses.

	December 31, 2025	December 31, 2024
Short term liability at year end	202	177
Total	202	177